Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income
Financial assets at amortized cost	¥ 304,627	¥ 194,771	¥ 186,921
Financial assets purchased under reverse repurchase agreements	29,328
Interest income	333,955	194,771	186,921
Realized gains
Financial assets at fair value through profit or loss	1,163,988	1,116,431	827,902
Realized gains	1,163,988	1,116,431	827,902
Net unrealized gains/(losses)
Financial assets at fair value through profit or loss	(558,044)	(732,125)	1,728
Investment income	¥ 939,899	¥ 579,077	¥ 1,016,551